Supplemental Disclosures (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 18, 2014	Feb. 18, 2014 ARN [Member]	Dec. 31, 2013 ARN [Member]	Mar. 31, 2014 ARN [Member]	Feb. 18, 2014 ARN [Member] Realized Foreign Exchange Gain Loss on Sale [Member]
Equity Method Investments [Line Items]
Percentage of ownership	100.00%							50.00%
Impairment of equity method investment				$ 2.6	$ 4.8			$ 95.4
Loss on sale of equity method investment							2.4			11.5
Date of sale of equity method investment						February 18, 2014
Percentage of ownership disposed									50.00%
Supplemental Disclosures [Abstract]
Effective tax rate	(18.80%)	31.50%	17.00%	43.00%	32.00%
Income tax refunds	$ 3.5	$ 0.4